Portfolio of Investments
Variable Portfolio – Managed Risk Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 56.6%
	Shares	Value ($)
International 18.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,328,730	20,010,675
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	1,950,630	24,441,389
Total		44,452,064
U.S. Large Cap 33.2%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	270,730	19,730,822
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	879,434	13,455,347
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,573,723	47,384,785
Total		80,570,954
U.S. Small Cap 5.1%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	166,123	6,159,818
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	174,022	6,297,865
Total		12,457,683
Total Equity Funds (Cost $114,569,212)		137,480,701

Exchange-Traded Equity Funds 1.3%

International Mid Large Cap 1.3%
iShares MSCI EAFE ETF	40,000	3,034,800
Total Exchange-Traded Equity Funds (Cost $2,608,800)		3,034,800

Exchange-Traded Fixed Income Funds 5.2%

Investment Grade 5.2%
iShares Core U.S. Aggregate Bond ETF	5,750	654,523
iShares iBoxx $ Investment Grade Corporate Bond ETF	64,220	8,351,811
Vanguard Intermediate-Term Corporate Bond ETF	34,000	3,163,020
Vanguard Total Bond Market ETF	5,000	423,600
Total		12,592,954
Total Exchange-Traded Fixed Income Funds (Cost $11,948,464)		12,592,954

Fixed Income Funds 27.1%
	Shares	Value ($)
Investment Grade 27.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,389,033	27,234,972
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	943,481	9,727,287
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,533,216	28,802,670
Total		65,764,929
Total Fixed Income Funds (Cost $61,990,899)		65,764,929

Residential Mortgage-Backed Securities - Agency 7.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/19/2036	2.500%	4,225,000	4,396,641
04/19/2036- 04/14/2051	3.000%	8,600,000	9,014,220
04/14/2051	3.500%	4,100,000	4,329,504
Total Residential Mortgage-Backed Securities - Agency (Cost $17,812,457)			17,740,365

Options Purchased Puts 1.3%
Value ($)
(Cost $4,631,979)	3,260,975

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(a),(d)	17,341,857	17,340,123
Total Money Market Funds (Cost $17,340,071)		17,340,123
Total Investments in Securities (Cost: $230,901,882)		257,214,847
Other Assets & Liabilities, Net		(14,253,672)
Net Assets		242,961,175
At March 31, 2021, securities and/or cash totaling $3,518,310 were pledged as collateral.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	10	06/2021	USD	760,150	—	(3,245)
British Pound	2	06/2021	USD	172,263	303	—
Japanese Yen	9	06/2021	USD	1,016,494	—	(16,530)
S&P 500 Index E-mini	85	06/2021	USD	16,861,450	336,784	—
SPI 200 Index	8	06/2021	AUD	1,353,200	8,484	—
TOPIX Index	2	06/2021	JPY	39,080,000	1,282	—
TOPIX Index	6	06/2021	JPY	117,240,000	—	(10,621)
U.S. Long Bond	18	06/2021	USD	2,782,688	—	(118,075)
U.S. Treasury 10-Year Note	48	06/2021	USD	6,285,000	—	(164,343)
U.S. Treasury 2-Year Note	3	06/2021	USD	662,180	—	(638)
U.S. Treasury 5-Year Note	65	06/2021	USD	8,020,898	—	(102,695)
U.S. Ultra Treasury Bond	17	06/2021	USD	3,080,719	—	(181,723)
Total					346,853	(597,870)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(4)	06/2021	USD	(318,280)	1,105	—
Canadian Dollar	(1)	06/2021	USD	(79,570)	—	(589)
Euro FX	(23)	06/2021	USD	(3,375,825)	53,183	—
EURO STOXX 50 Index	(55)	06/2021	EUR	(2,126,300)	—	(60,281)
FTSE 100 Index	(20)	06/2021	GBP	(1,335,900)	5,887	—
Hang Seng Index	(1)	04/2021	HKD	(1,415,800)	1,064	—
Hang Seng Index	(9)	04/2021	HKD	(12,742,200)	—	(34,397)
MSCI EAFE Index	(3)	06/2021	USD	(328,800)	128	—
MSCI Singapore Index	(4)	04/2021	SGD	(143,180)	801	—
MSCI Singapore Index	(30)	04/2021	SGD	(1,073,850)	—	(10,684)
New Zealand Dollar	(4)	06/2021	USD	(279,320)	7,325	—
OMXS30 Index	(53)	04/2021	SEK	(11,592,425)	—	(20,765)
S&P/TSX 60 Index	(7)	06/2021	CAD	(1,555,540)	1,786	—
Swiss Franc	(12)	06/2021	USD	(1,589,250)	21,730	—
Total					93,009	(126,716)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	45,688,235	115	3,100.00	12/16/2022	2,801,309	2,002,725
S&P 500 Index	JPMorgan	USD	25,823,785	65	3,000.00	12/16/2022	1,527,895	1,005,550
S&P 500 Index	JPMorgan	USD	4,767,468	12	3,200.00	12/16/2022	258,085	234,120
S&P 500 Index	JPMorgan	USD	794,578	2	2,600.00	12/16/2022	44,690	18,580
Total							4,631,979	3,260,975

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.54	USD	6,000,000	12,240	—	—	12,240	—
2	Variable Portfolio – Managed Risk Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2021 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	17,852,696	14,259,847	(14,772,425)	5	17,340,123	—	(4)	4,660	17,341,857
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	34,031,933	—	(12,359,425)	(1,941,686)	19,730,822	—	4,138,203	—	270,730
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	28,524,734	310,876	(1,282,153)	(318,485)	27,234,972	—	13,572	—	2,389,033
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	3,131,655	16,364,714	—	514,306	20,010,675	—	—	39,700	1,328,730
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	2,902,322	9,897,887	—	655,138	13,455,347	—	—	—	879,434
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	31,136,165	—	(27,564,517)	(3,571,648)	—	—	4,783,100	—	—
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	9,443,932	293,693	(1,475)	(8,863)	9,727,287	—	(41)	—	943,481
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	28,434,985	1,239,283	(992)	(870,606)	28,802,670	—	(25)	—	2,533,216
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	34,454,395	16,719,192	(5,008,996)	1,220,194	47,384,785	—	1,467,900	—	1,573,723
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	9,015,731	17,571,763	(2,163,699)	17,594	24,441,389	—	(70,181)	436,985	1,950,630
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,472,822	503,090	(91,837)	275,743	6,159,818	—	19,644	—	166,123
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,013,166	288,762	(4,340)	1,000,277	6,297,865	—	263	—	174,022
Total	209,414,536			(3,028,031)	220,585,753	—	10,352,431	481,345

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
Variable Portfolio – Managed Risk Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2021 (Unaudited)
Currency Legend  (continued)
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Managed Risk Fund | Quarterly Report 2021

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